Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, we are providing the information below to illustrate the relationship between the
SEC-defined
compensation actually paid (“CAP”) and various measures used to gauge the Company’s financial performance in conformance with Item 402(v) of Regulation
S-K.
CAP is calculated in accordance with Item 402(v) of Regulation
S-K
and differs from compensation shown in the Summary Compensation Table for the CEO and other NEOs. See below for a reconciliation of the total compensation shown in the Summary Compensation Table to CAP. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see the Compensation Discussion and Analysis section beginning on page 3
3
.
The following table sets forth information concerning the compensation of our NEOs and our financial performance for each of the three years in the period ended December 31, 2022:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO (1) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO (1) NEOS ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($ IN 000S)	ADJUSTED EBITDA (3) ($ IN 000S)
					TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN (2) ($)

2022	$19,420,514	$16,180,113	$5,633,566	$4,583,956	$129.17	$102.47	$369,453	$671,511

2021	$22,164,341	$11,430,937	$6,616,193	$3,506,869	$132.09	$133.08	$292,564	$647,408

2020	$21,304,754	$43,421,540	$5,349,361	$2,432,888	$154.48	$116.09	$227,128	$553,186

(1)
The amounts shown represent “compensation actually paid” (“CAP”) to our PEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	PEO	NON-PEO NEOS

2022	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles, Frederick G. Saint and Frank A. Simuro

2021	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles and Frederick G. Saint

2020	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles, Frederick G. Saint and Matthew F.W. Linnington

CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

ADJUSTMENTS	2022		2021		2020
	PEO	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the 2022 Summary Compensation Table for Applicable Year	-$15,526,424	-$4,293,321	-$18,710,768	-$5,277,307	-$18,492,242	-$4,670,083

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Applicable Year End, determined as of Applicable Year End	$18,416,210	$4,567,643	$14,435,844	$3,840,076	$20,330,911	$3,667,266

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date	$ 3,551	$ 0	$ 0	$ 301	$ 0	$ 530

Increase/deduction for Awards Granted during Prior Year(s) that were Outstanding and Unvested as of Applicable Year End, determined based on change in ASC 718 Fair Value from Prior Year End to Applicable Year End	$ 756,384	$ 183,671	-$ 3,584,582	-$ 849,736	$18,080,010	$3,382,952

Increase/deduction for Awards Granted during Prior Year(s) that Vested During Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year End to Vesting Date	-$ 6,890,122	-$1,507,603	-$ 2,873,898	-$ 822,658	$ 2,198,107	$ 573,190

Deduction of ASC 718 Fair Value of Awards Granted during Prior Year(s) that were Forfeited during Applicable Year, determined as of Prior Year End	$ 0	$ 0	$ 0	$ 0	$ 0	-$5,870,328

Total Adjustments	-$ 3,240,401	-$1,049,610	-$10,733,404	-$3,109,324	$22,116,786	-$2,916,473

(2)
Pursuant to SEC rules, the TSR amounts assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P 500 Internet Services & Infrastructure Index, which is the industry peer group used for purposes of Item 201(e) of Regulation
S-K.
The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described in the “Determining Executive Compensation” section of this Proxy Statement.

(3)
Adjusted EBITDA
is a
non-GAAP
financial measure that represents GAAP net income attributable to CoStar Group before interest (expense) income and other (expense) income, loss on debt extinguishment, income taxes, depreciation and amortization, stock-based compensation expense, acquisition- and integration-related costs, restructuring costs, and settlements and impairments incurred outside the Company’s normal course of business.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The amounts shown represent “compensation actually paid” (“CAP”) to our PEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	PEO	NON-PEO NEOS

2022	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles, Frederick G. Saint and Frank A. Simuro

2021	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles and Frederick G. Saint

2020	Andrew C. Florance	Scott T. Wheeler, Lisa C. Ruggles, Frederick G. Saint and Matthew F.W. Linnington

Peer Group Issuers, Footnote [Text Block]	Pursuant to SEC rules, the TSR amounts assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P 500 Internet Services & Infrastructure Index, which is the industry peer group used for purposes of Item 201(e) of Regulation
S-K.
	The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described in the “Determining Executive Compensation” section of this Proxy Statement.
PEO Total Compensation Amount	$ 19,420,514	$ 22,164,341	$ 21,304,754
PEO Actually Paid Compensation Amount	$ 16,180,113	11,430,937	43,421,540
Adjustment To PEO Compensation, Footnote [Text Block]

ADJUSTMENTS	2022		2021		2020
	PEO	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the 2022 Summary Compensation Table for Applicable Year	-$15,526,424	-$4,293,321	-$18,710,768	-$5,277,307	-$18,492,242	-$4,670,083

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Applicable Year End, determined as of Applicable Year End	$18,416,210	$4,567,643	$14,435,844	$3,840,076	$20,330,911	$3,667,266

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date	$ 3,551	$ 0	$ 0	$ 301	$ 0	$ 530

Increase/deduction for Awards Granted during Prior Year(s) that were Outstanding and Unvested as of Applicable Year End, determined based on change in ASC 718 Fair Value from Prior Year End to Applicable Year End	$ 756,384	$ 183,671	-$ 3,584,582	-$ 849,736	$18,080,010	$3,382,952

Increase/deduction for Awards Granted during Prior Year(s) that Vested During Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year End to Vesting Date	-$ 6,890,122	-$1,507,603	-$ 2,873,898	-$ 822,658	$ 2,198,107	$ 573,190

Deduction of ASC 718 Fair Value of Awards Granted during Prior Year(s) that were Forfeited during Applicable Year, determined as of Prior Year End	$ 0	$ 0	$ 0	$ 0	$ 0	-$5,870,328

Total Adjustments	-$ 3,240,401	-$1,049,610	-$10,733,404	-$3,109,324	$22,116,786	-$2,916,473

Non-PEO NEO Average Total Compensation Amount	$ 5,633,566	6,616,193	5,349,361
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,583,956	3,506,869	2,432,888
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

ADJUSTMENTS	2022		2021		2020
	PEO	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the 2022 Summary Compensation Table for Applicable Year	-$15,526,424	-$4,293,321	-$18,710,768	-$5,277,307	-$18,492,242	-$4,670,083

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Applicable Year End, determined as of Applicable Year End	$18,416,210	$4,567,643	$14,435,844	$3,840,076	$20,330,911	$3,667,266

Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date	$ 3,551	$ 0	$ 0	$ 301	$ 0	$ 530

Increase/deduction for Awards Granted during Prior Year(s) that were Outstanding and Unvested as of Applicable Year End, determined based on change in ASC 718 Fair Value from Prior Year End to Applicable Year End	$ 756,384	$ 183,671	-$ 3,584,582	-$ 849,736	$18,080,010	$3,382,952

Increase/deduction for Awards Granted during Prior Year(s) that Vested During Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year End to Vesting Date	-$ 6,890,122	-$1,507,603	-$ 2,873,898	-$ 822,658	$ 2,198,107	$ 573,190

Deduction of ASC 718 Fair Value of Awards Granted during Prior Year(s) that were Forfeited during Applicable Year, determined as of Prior Year End	$ 0	$ 0	$ 0	$ 0	$ 0	-$5,870,328

Total Adjustments	-$ 3,240,401	-$1,049,610	-$10,733,404	-$3,109,324	$22,116,786	-$2,916,473

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

(1)	Revenue;
(2)	EBITDA;
(3)	Relative TSR; and
(4)	Net Income.

Total Shareholder Return Amount	$ 129.17	132.09	154.48
Peer Group Total Shareholder Return Amount	102.47	133.08	116.09
Net Income (Loss)	$ 369,453,000	$ 292,564,000	$ 227,128,000
Company Selected Measure Amount	671,511,000	647,408,000	553,186,000
PEO Name	Andrew C. Florance
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
Adjusted EBITDA
is a
non-GAAP
	financial measure that represents GAAP net income attributable to CoStar Group before interest (expense) income and other (expense) income, loss on debt extinguishment, income taxes, depreciation and amortization, stock-based compensation expense, acquisition- and integration-related costs, restructuring costs, and settlements and impairments incurred outside the Company’s normal course of business.
PEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the 2022 Summary Compensation Table for Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,526,424)	$ (18,710,768)	$ (18,492,242)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Applicable Year End, determined as of Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,416,210	14,435,844	20,330,911
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,551	0	0
PEO [Member] | Increase deduction for Awards Granted during Prior Year(s) that were Outstanding and Unvested as of Applicable Year End, determined based on change in ASC 718 Fair Value from Prior Year End to Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	756,384	(3,584,582)	18,080,010
PEO [Member] | Increase deduction for Awards Granted during Prior Year(s) that Vested During Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,890,122)	(2,873,898)	2,198,107
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior Year(s) that were Forfeited during Applicable Year, determined as of Prior Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,240,401)	(10,733,404)	22,116,786
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the 2022 Summary Compensation Table for Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,293,321)	(5,277,307)	(4,670,083)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Applicable Year End, determined as of Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,567,643	3,840,076	3,667,266
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable Year that Vested during Applicable Year, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	301	530
Non-PEO NEO [Member] | Increase deduction for Awards Granted during Prior Year(s) that were Outstanding and Unvested as of Applicable Year End, determined based on change in ASC 718 Fair Value from Prior Year End to Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	183,671	(849,736)	3,382,952
Non-PEO NEO [Member] | Increase deduction for Awards Granted during Prior Year(s) that Vested During Applicable Year, determined based on change in ASC 718 Fair Value from Prior Year End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,507,603)	(822,658)	573,190
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior Year(s) that were Forfeited during Applicable Year, determined as of Prior Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(5,870,328)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,049,610)	$ (3,109,324)	$ (2,916,473)